Description of company and summary of significant accounting policies - Components of Inventory (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Inventory [Line Items]
Raw materials	$ 38,672	$ 36,006	$ 29,128
Finished goods	2,874	3,962	4,265
Total	$ 41,546	$ 39,968	$ 33,393